Financial Risk Management - Market Risk - Foreign currency effects on the consolidated statement of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 20, 2025
Bangalore Airport | Non-insurance associates and joint ventures | Fairfax India
Financial Risk Management
Percentage of interests acquired			10.00%
Canada, Dollars
Financial Risk Management
Assets	$ 13,145.2	$ 12,226.6
Liabilities	(7,922.8)	(7,164.8)
Net asset exposure before hedge of net investment	5,222.4	5,061.8
Hedge of net investment	(2,797.4)	(2,175.7)
Net asset exposure after hedge of net investment	2,425.0	2,886.1
Hypothetical change in pre-tax other comprehensive income (loss)	(242.5)	(288.6)
Hypothetical change in other comprehensive income (loss)	(232.4)	(284.9)
Euro Member Countries, Euro
Financial Risk Management
Assets	10,752.4	9,488.8
Liabilities	(7,369.6)	(6,800.3)
Net asset exposure before hedge of net investment	3,382.8	2,688.5
Hedge of net investment	(877.0)	(771.7)
Net asset exposure after hedge of net investment	2,505.8	1,916.8
Hypothetical change in pre-tax other comprehensive income (loss)	(250.6)	(191.7)
Hypothetical change in other comprehensive income (loss)	(183.4)	(147.4)
United Kingdom, Pounds
Financial Risk Management
Assets	3,014.3	2,699.4
Liabilities	(2,042.9)	(1,854.6)
Net asset exposure before hedge of net investment	971.4	844.8
Net asset exposure after hedge of net investment	971.4	844.8
Hypothetical change in pre-tax other comprehensive income (loss)	(97.2)	(84.5)
Hypothetical change in other comprehensive income (loss)	(94.8)	(83.1)
India, Rupees
Financial Risk Management
Assets	4,389.4	4,183.8
Liabilities	(1,461.9)	(1,366.2)
Net asset exposure before hedge of net investment	2,927.5	2,817.6
Net asset exposure after hedge of net investment	2,927.5	2,817.6
Hypothetical change in pre-tax other comprehensive income (loss)	(292.8)	(281.8)
Hypothetical change in other comprehensive income (loss)	$ (277.1)	$ (263.2)